SCHEDULE H, LINE 4i -SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
TopBuild Corp. 401(k) Plan
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

TOPBUILD CORP. 401(k) PLAN

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

EIN: 47-3096382

PLAN: 001

DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost	(e) Current Value
	MUTUAL FUNDS
*	Fidelity® 500 Index Fund	Domestic equity fund	**	$51,406,863
	Harbor Capital Appreciation Fund - Institutional Class	Domestic equity fund	**	18,082,259
	Dodge & Cox Stock Fund	Domestic equity fund	**	14,114,425
*	Fidelity® Global ex U.S. Index Fund	International fund	**	13,464,623
*	Fidelity® Government Money Market Fund	Money market fund	**	11,606,125
	PIMCO Total Return Fund - Institutional Class	Bond fund	**	10,778,054
*	Fidelity® Extended Market Index Fund	Domestic equity fund	**	6,946,262
*	Fidelity® U.S. Bond Index Fund	Bond fund	**	6,191,167
*	Fidelity® Diversified International Fund - Class K	International fund	**	3,775,380
	Total mutual funds			136,365,158

	COLLECTIVE TRUST FUNDS
*	FID FRDM Index Target Date 2035 Trust	Lifecycle fund	**	86,324,500
*	FID FRDM Index Target Date 2030 Trust	Lifecycle fund	**	76,295,858
*	FID FRDM Index Target Date 2040 Trust	Lifecycle fund	**	76,072,743
*	FID FRDM Index Target Date 2045 Trust	Lifecycle fund	**	65,966,524
*	FID FRDM Index Target Date 2050 Trust	Lifecycle fund	**	54,782,662
*	FID FRDM Index Target Date 2025 Trust	Lifecycle fund	**	52,847,518
*	FID FRDM Index Target Date 2055 Trust	Lifecycle fund	**	30,766,613
*	FID FRDM Index Target Date 2060 Trust	Lifecycle fund	**	23,154,191
*	FID FRDM Index Target Date 2020 Trust	Lifecycle fund	**	17,464,506
*	FID FRDM Index Target Date 2065 Trust	Lifecycle fund	**	14,088,150
*	Managed Income Portfolio - Class 2	Collective trust fund	**	5,525,944
*	FIAM Small Capitalization Core Commingled Pool - Class G	Collective trust fund	**	3,079,556
*	FID FRDM Index Target Date 2015 Trust	Lifecycle fund	**	2,824,828
*	FID FRDM Index Target Date Income Trust	Lifecycle fund	**	1,352,415
*	FID FRDM Index Target Date 2010 Trust	Lifecycle fund	**	825,638
	Total collective investment funds			511,371,646

	BROKERAGE ACCOUNTS
	Brokerage account	BrokerageLink® accounts	**	19,038,285

	COMPANY STOCK FUNDS
*	TopBuild Corp.	Company common stock fund	**	7,817,228

	TOTAL INVESTMENTS AT FAIR VALUE			674,592,317
*	Participant notes receivable	Loans collateralized by participant plan balances, maturities from 2026-2047, interest rates from 3.25% to 8.50%	-0-	20,089,364
	TOTAL			$694,681,681

(*) Indicates a party-in-interest

(**) Historical cost information not required for participant directed investments